Financial Instruments and Risk Management - Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration on business combinations	$ (12)	$ (12)
Total	479	299
Derivative Financial Instruments, Liabilities [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments		(43)
Derivative Financial Instruments, Liabilities [Member] | Not Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(1)	(2)
U.S. Treasury Bonds/Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	431	335
Equity Securities [Member] | Available-for-Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	11	11
Equity Securities [Member] | Held-for-Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	9	8
Derivative Financial Instruments, Assets [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	37	1
Derivative Financial Instruments, Assets [Member] | Not Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	4	1
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	451	354
Fair Value, Inputs, Level 1 [Member] | U.S. Treasury Bonds/Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	431	335
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Available-for-Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	11	11
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Held-for-Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	9	8
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	40	(43)
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Liabilities [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments		(43)
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Liabilities [Member] | Not Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(1)	(2)
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Assets [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	37	1
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Assets [Member] | Not Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	4	1
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration on business combinations	(12)	(12)
Total	$ (12)	$ (12)